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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006
                                               --------------

Check here if Amendment [ ]; Amendment Number: _________
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PEAK INVESTMENTS, LLC
          -------------------------
Address:  865 SOUTH FIGUEROA STREET
          -------------------------
          SUITE 700
          -------------------------
          LOS ANGELES, CA 90017
          -------------------------

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     RONALD J. KRYSTYNIAK
          -------------------------
Title:    MEMBER
          -------------------------
Phone:    213-891-6311
          -------------------------

Signature, Place and Date of Signing:

   /s/ RONALD J. KRYSTYNIAK         LOS ANGELES, CA
  --------------------------      --------------------      ------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

                                   THE CYPRESS FUNDS, LLC
    28-                             OAKMONT CORPORATION
       -------------------     -----------------------------
    [Repeat as necessary.]


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                                                      FORM 13F INFORMATION TABLE

                                                                   VALUE               INVESTMENT         OTHER            VOTING
NAME OF ISSUER                       TITLE OF CLASS     CUSIP     (X$1000)   SHARES    DISCRETION        MANAGERS         AUTHORITY
--------------                       --------------   ---------   --------  ---------  ----------  ---------------------  ---------
AIRTRAN HOLDINGS INC                     Common       00949P108    34,116   1,883,800    Other      Oakmont Corporation     Sole
AIRTRAN HOLDINGS INC                     Common       00949P108    19,415   1,100,000    Other     The Cypress Funds LLC    Sole
AMERICA MOVIL - ADR SERIES L         Spon ADR L Shs   02364W105    16,335     476,800    Other      Oakmont Corporation     Sole
AMERICA MOVIL - ADR SERIES L         Spon ADR L Shs   02364W105    16,675     493,200    Other     The Cypress Funds LLC    Sole
APPLIED MATERIALS                        Common       038222105     6,074     346,900    Other      Oakmont Corporation     Sole
APPLIED MATERIALS                        Common       038222105    11,392     641,100    Other     The Cypress Funds LLC    Sole
BOEING CO                                Common       097023105    27,696     355,400    Other      Oakmont Corporation     Sole
BOEING CO                                Common       097023105    11,818     150,700    Other     The Cypress Funds LLC    Sole
BUILDING MATERIAL HOLDING                Common       120113105       344       9,638    Other      Oakmont Corporation     Sole
CAMECO CORPORATION                       Common       13321L108    28,454     790,400    Other      Oakmont Corporation     Sole
CAMECO CORPORATION                       Common       13321L108    16,234     445,000    Other     The Cypress Funds LLC    Sole
CATERPILLAR INC                          Common       149123101    15,132     209,000    Other     The Cypress Funds LLC    Sole
COMPUGEN LTD                             Common       M25722105       473     122,825    Other      Oakmont Corporation     Sole
DELPHI FINANCIAL GROUP, INC              Common       247131105    24,377     472,143    Other      Oakmont Corporation     Sole
DOW CHEMICAL                             Common       260543103    10,275     250,000    Other     The Cypress Funds LLC    Sole
ELECTRONIC ARTS INC.                     Common       285512109     2,867      52,900    Other     The Cypress Funds LLC    Sole
ENCANA CORP                              Common       292505104    31,431     672,600    Other      Oakmont Corporation     Sole
ENCANA CORP                              Common       292505104    15,456     320,000    Other     The Cypress Funds LLC    Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common       35671D857     6,960     116,454    Other      Oakmont Corporation     Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common       35671D857    15,654     256,000    Other     The Cypress Funds LLC    Sole
FUELCELL ENERGY INC                      Common       35952H106     3,341     291,300    Other      Oakmont Corporation     Sole
FUELCELL ENERGY INC                      Common       35952H106     6,576     575,800    Other     The Cypress Funds LLC    Sole
GENERAL ELECTRIC                         Common       369604103    17,157     493,300    Other      Oakmont Corporation     Sole
GENERAL ELECTRIC                         Common       369604103    12,037     347,400    Other     The Cypress Funds LLC    Sole
HEXCEL CORPORATION                       Common       428291108     3,640     165,700    Other      Oakmont Corporation     Sole
HEXCEL CORPORATION                       Common       428291108     5,988     274,300    Other     The Cypress Funds LLC    Sole
HILTON HOTELS CORP                       Common       432848109    19,500     765,900    Other      Oakmont Corporation     Sole
INCO LTD                                 Common       453258402    11,545     225,000    Other     The Cypress Funds LLC    Sole
INVESTORS FINANCIAL SERVICES CORP        Common       461915100   163,987   3,498,768    Other      Oakmont Corporation     Sole
INVESTORS FINANCIAL SERVICES CORP        Common       461915100    18,659     397,500    Other     The Cypress Funds LLC    Sole
KANSAS CITY SOUTHERN                     Common       485170302    20,064     812,300    Other      Oakmont Corporation     Sole
KANSAS CITY SOUTHERN                     Common       485170302    12,152     505,700    Other     The Cypress Funds LLC    Sole
MCMORAN EXPLORATION  CO                  Common       582411104     6,320     354,236    Other      Oakmont Corporation     Sole
MCMORAN EXPLORATION  CO                NOTE 6.00%     582411AB0     3,613   2,750,000    Other      Oakmont Corporation     Sole
MCMORAN EXPLORATION  CO                  Common       582411104    14,603     825,000    Other     The Cypress Funds LLC    Sole
NEKTAR THERAPEUTIC                       Common       640268108     1,906      93,500    Other      Oakmont Corporation     Sole
NEKTAR THERAPEUTIC                       Common       640268108     7,837     383,800    Other     The Cypress Funds LLC    Sole
SEI INVESTMENTS CO                       Common       784117103     2,732      67,400    Other      Oakmont Corporation     Sole
STRATUS PROPERTIES INC                   Common       863167201     2,262      92,339    Other      Oakmont Corporation     Sole
SYNTROLEUM CORP                          Common       871630109    60,369   7,299,777    Other      Oakmont Corporation     Sole
TIFFANY & CO                             Common       886547108       830      22,100    Other      Oakmont Corporation     Sole
TRANSOCEAN INC                           Common       G90078109    25,736     320,500    Other      Oakmont Corporation     Sole
TRANSOCEAN INC                           Common       G90078109    14,244     173,900    Other     The Cypress Funds LLC    Sole
UNIVISION COMMUNICATIONS INC             Common       914906102    13,640     395,700    Other      Oakmont Corporation     Sole
UNIVISION COMMUNICATIONS INC             Common       914906102    16,063     462,900    Other     The Cypress Funds LLC    Sole
VASOGEN INC                              Common       92232F103     6,243   2,958,700    Other      Oakmont Corporation     Sole
VASOGEN INC                              Common       92232F103     3,329   1,541,300    Other     The Cypress Funds LLC    Sole
                                                                  -------
                                                                  785,551
                                                                  =======

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        47

Form 13F Information Table Value Total:   785,551
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

_______  28-                        The Cypress Funds LLC

_______  28-                        Oakmont Corporation